LEASE - Schedule of Supplemental Cash Flow Information (Details)	Dec. 31, 2022 Rate	Dec. 31, 2021 Rate
Leases [Abstract]
Weighted average remaining lease term	14 years 7 months 17 days	6 years 1 month 13 days
Weighted average discount rate	3.90%	2.40%